Income Tax (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Summary of Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$335,155

Total deferred tax asset	335,155
Valuation allowance	(335,155)

Deferred tax asset, net of allowance	$—

Summary of Income Tax Proivision
The income tax provision consists of the following:

December 31, 2020
Federal
Current	$10,070
Deferred	(335,155)
State
Current	$—
Deferred	—
Change in valuation allowance	335,155

Income tax provision	$10,070

Summary of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of Warrants	(14.6)%
Change in fair value of FPA	(3.0)%
Initial classification of FPA	(0.3)%
Compensation expense	(1.0)%
Transaction costs	(1.0)%
Change in valuation allowance	(1.2)%

Income tax provision	(0.1)%

Groop Internet Platform Inc [Member]
Summary of Deferred Tax Assets
The components of the net deferred tax assets are as follows:

	Year ended December 31,
	2020	2019
Net operating loss carryforwards	$25,778	$22,679
Other temporary differences	1,297	6

Total gross deferred tax assets	27,075	22,685
Valuation allowance	(27,075)	(22,685)

Total deferred tax assets	$—	$—

Summary of Income Before Income Taxes
d.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2020	2019
Domestic	$22,415	$29,127
Foreign	(69)	(49)

	$22,346	$29,078

Summary of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate
e.	A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2020	2019
Loss before income taxes	$22,346	$29,078
Statutory tax rate	21%	21%
Theoretical tax benefit	4,692	6,106
Increase (decrease) in effective tax rate due to:
State taxes, net of federal benefit	1,106	1,508
Permanent differences	(586)	(591)
Valuation allowance	(4,390)	(7,015)
Other	(95)	—

Actual income taxes	$—	$8